Bank Overview - Additional Information (Detail)	12 Months Ended
Mar. 31, 2016
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder, Housing Development Finance Corporation Limited and its subsidiaries	21.50%